BT INVESTMENT FUNDS
                                One South Street
                            Baltimore, Maryland 21202

                                December 30, 2002

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:    BT INVESTMENT FUNDS (the "Trust")
       PreservationPlus Income Fund - Class A Shares (the "Fund") 1933 Act File No. 33-07404
       1940 Act File No. 811-4760

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information, dated November 29, 2002, does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 95 on November 29, 2002.

If you have any questions, please call me at (410) 895-3776.

                                            Very truly yours,

                                             /s/ Daniel O. Hirsch

                                            Daniel O. Hirsch
                                            Secretary